Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	$ 127,628	$ 99,160
Gross Unrealized Gains, Available-for-sale	968	1,236
Gross Unrealized Losses, Available-for-sale	627	288
Fair Value, Available-for-sale	127,969	100,108
Amortized Cost, Held to maturity	33,819	38,316
Gross Unrealized Gains, Held to maturity	393	692
Gross Unrealized Losses, Held to maturity	201	58
Fair Value, Held to maturity	34,011	38,950
Amortized Cost	166,061	142,090
Gross Unrealized Gains	1,361	1,928
Gross Unrealized Losses	828	346
Fair Value	166,594	143,672
U.S. Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	18,239	25,228
Gross Unrealized Gains, Available-for-sale	5	6
Gross Unrealized Losses, Available-for-sale	126	155
Fair Value, Available-for-sale	18,118	25,079
Amortized Cost, Held to maturity	15,586	16,343
Gross Unrealized Gains, Held to maturity	312	294
Gross Unrealized Losses, Held to maturity	46	2
Fair Value, Held to maturity	15,852	16,635
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	62,930	47,696
Gross Unrealized Gains, Available-for-sale	527	730
Gross Unrealized Losses, Available-for-sale	278	79
Fair Value, Available-for-sale	63,179	48,347
Amortized Cost, Held to maturity	18,233	21,973
Gross Unrealized Gains, Held to maturity	81	398
Gross Unrealized Losses, Held to maturity	155	56
Fair Value, Held to maturity	18,159	22,315
U.S. Treasury Security [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	1,002	1,004
Gross Unrealized Losses, Available-for-sale	2	4
Fair Value, Available-for-sale	1,000	1,000
Other Mortgage-Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	104	139
Gross Unrealized Gains, Available-for-sale		2
Fair Value, Available-for-sale	104	141
Asset-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	1,464	2,606
Gross Unrealized Gains, Available-for-sale		3
Gross Unrealized Losses, Available-for-sale	72	5
Fair Value, Available-for-sale	1,392	2,604
State and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	24,924	17,878
Gross Unrealized Gains, Available-for-sale	418	433
Gross Unrealized Losses, Available-for-sale	41	44
Fair Value, Available-for-sale	25,301	18,267
Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	18,912	4,503
Gross Unrealized Gains, Available-for-sale	7	40
Gross Unrealized Losses, Available-for-sale	108	1
Fair Value, Available-for-sale	18,811	4,542
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	53	106
Gross Unrealized Gains, Available-for-sale	11	22
Fair Value, Available-for-sale	64	128
Restricted Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,614	4,614
Fair Value	$ 4,614	$ 4,614